Stockholders’ Deficit (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of stock option and warrant activity

	Stock Options		Stock Warrants
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2020	72,000	$2.00	1,858,635	$0.67
Granted	–	–	–	–
Cancelled	–	–	–	–
Expired	–	–	–	–
Exercised	–	–	(1,435,000)	0.20
Outstanding at December 31, 2021	72,000	2.00	423,635	0.28
Granted	–	–	–	–
Cancelled	–	–	–	–
Expired	–	–	(306,135)	0.20
Exercised	–	–	–	–
Outstanding at December 31, 2022	72,000	$2.00	117,500	$0.50
Exercisable at December 31, 2022	72,000	$2.00	117,500	$0.50